Earnings per share - Details of the adjusted earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit attributable to equity holders of the Company	£ 232	£ 263	£ 186
Weighted average number of ordinary shares in issue (million)	2,002	1,858	1,853
Adjustment for potentially dilutive shares (million)	12	8	10
Weighted average number of ordinary shares for diluted earnings per share (million)	2,014	1,866	1,863
Basic earnings per share	£ 0.1157	£ 0.1416	£ 0.1003
Diluted earnings per share	£ 0.1151	£ 0.1410	£ 0.0998